Accounting Pronouncements Recently Adopted	12 Months Ended
Mar. 31, 2012
Accounting pronouncements recently adopted/Recent United States accounting pronouncements not yet adopted [Abstract]
Accounting pronouncements recently adopted

3. Accounting pronouncements recently adopted

a) Revenue recognition

In October 2009, the FASB issued ASU No. 2009-13, “Revenue Recognition: Multiple-Deliverable Revenue Arrangements”, which addresses the accounting for multiple-deliverable arrangements to enable vendors to account for products or services separately rather than as a combined unit. The amendments establish a selling price hierarchy for determining the selling price of a deliverable. The amendments also eliminate the residual method of allocation and require that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method. The Company adopted this ASU effective April 1, 2011. The adoption of this standard did not have a material effect on the Company’s consolidated financial statements.

b) Share based payment awards

In April 2010, the FASB issued ASU No. 2010-13, “Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades”, which clarifies that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. The Company adopted this ASU effective April 1, 2011 as an amendment to ASC 718, “Compensation – Stock Compensation”. The adoption of this standard did not have a material effect on the Company’s consolidated financial statements.

c) Intangibles – Goodwill and Other

In December 2010, the FASB issued ASU No. 2010-28, “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”, which amends ASC 350, “Intangibles-Goodwill and Other” to modify step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts, to require an entity to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that impairment may exist. The Company adopted this ASU effective April 1, 2011. The adoption of this standard did not have a material effect on the Company’s consolidated financial statements.

d) Business Combinations

In December 2010, the FASB issued ASU No. 2010-29, “Disclosure of Supplementary Pro Forma Information for Business Combinations”, which amends ASC 805, “Business Combinations”, to require that pro-forma information be presented as if the business combination occurred at the beginning of the prior annual reporting period for the purposes of calculating both the current reporting period and the prior reporting period pro forma financial information. The ASU also requires the disclosure be accompanied by a narrative description of the nature and amount of material, nonrecurring pro forma adjustments. The Company adopted this ASU prospectively effective April 1, 2011 for business combinations for which the acquisition date is on or after April 1, 2011. The adoption of this standard did not have a material effect on the Company’s consolidated financial statements.

e) Fair value measurement

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRS”, which generally represent clarifications of Topic 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with US GAAP and IFRSs. The Company adopted this ASU prospectively effective January 1, 2012. The adoption of this standard did not have a material effect on the Company’s consolidated financial statements.